Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share	Basic and diluted net income (loss) per share was calculated as follows:

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020

Basic net income (loss) per share	$0.11	$(0.03)	$0.00	$(0.32)	n/a
Diluted net income (loss) per share	$0.11	$(0.03)	$0.00	$(0.32)	n/a
Numerator:
Net income (loss) (in thousands)	$16,285	$(3,452)	$666	$(41,632)	n/a
Denominator:
Weighted average number of shares outstanding - basic	149,943,998	130,000,000	137,232,289	130,000,000	n/a
Add options and restricted stock units to purchase units	2,456,421	—	938,199	—	n/a

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Weighted average number of shares outstanding - diluted	152,400,419	130,000,000	138,170,488	130,000,000	n/a

Basic net (loss) per unit	n/a	n/a	n/a	n/a	$(0.24)
Diluted net (loss) per unit	n/a	n/a	n/a	n/a	$(0.24)
Numerator:
Net (loss)	n/a	n/a	n/a	n/a	$(36,530)
Denominator:			n/a
Weighted average units outstanding - basic	n/a	n/a	n/a	n/a	149,686,460
Add options and restricted stock units to purchase units	n/a	n/a	n/a	n/a	—
Weighted average units outstanding - diluted	n/a	n/a	n/a	n/a	149,686,460

Basic and diluted net income (loss) per share was calculated as follows (in thousands, except unit, per-unit,
share, and
per-share
amounts):

	Predecessor				Successor
	For the Year Ended December 31, 2019		Period from January 1, 2020 through January 31, 2020		Period from February 1, 2020 through December 31, 2020
Basic and diluted net income (loss) per share	$	n/a	$	n/a		$(0.37)
Numerator:
Net income (loss)	$	n/a	$	n/a		$(47,492)
Denominator:
Weighted-average common shares outstanding used in computing basic and diluted net income (loss) per share		n/a		n/a		130,000,000

Basic net income (loss) per unit		$0.23		$(0.24)	$	n/a
Diluted net income (loss) per unit		$0.21		$(0.24)	$	n/a
Numerator:
Net income (loss)		$34,250		$(36,560)	$	n/a
Denominator
Weighted-average common shares outstanding used in computing basic net income (loss) per unit		149,686,460		149,686,460		n/a
Add options and restricted stock units to purchase units		14,193,306		—		n/a

Weighted-average shares used in computing diluted net income (loss) per unit		163,879,766		149,686,460		n/a